Income per Common Unit of the Operating Partnership (Anti-Dilutive) (Details) - Stock Option - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Antidilutive Options Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive options that were excluded from the computation of diluted income per common share (in shares)	0	0	800,000
Liberty Property Limited Partnership
Antidilutive Options Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive options that were excluded from the computation of diluted income per common share (in shares)	0	0	800,000